Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Reflected on the Balance Sheet is Reconciled - Common Stock Subject to Possible Redemption [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class A Common Stock Reflected on the Balance Sheet is Reconciled [Line Items]
Gross Proceeds				$ 138,312,300
Proceeds allocated to equity rights				(760,718)
Less:
Issuance costs related to Class A common stock subject to possible redemption				(9,509,534)
Plus:
Remeasurement of carrying value to redemption value	$ 260,857	$ 756,785	$ 3,483,582	12,344,937
Contingently redeemable Class A common stock subject to possible redemption	12,716,949	14,830,241	18,283,387	$ 140,386,985
Less:
Redemptions of Class A common stock	$ (2,374,149)	$ (4,209,931)	$ (125,587,180)